Allowance for expected credit losses - Schedule of ECL Sensitivity to Economic Assumptions (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Probability-weighted
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	£ 5,117	£ 4,903
Probability-weighted | UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	1,331	1,209
Probability-weighted | Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	769	763
Probability-weighted | Other Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	1,030	1,016
Probability-weighted | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	1,943	1,869
Probability-weighted | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	44	46
Upside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	3,688	3,522
Upside | UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	544	514
Upside | Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	606	596
Upside | Other Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	921	907
Upside | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	1,573	1,459
Upside | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	44	46
Base case
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	4,425	4,211
Base case | UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	878	790
Base case | Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	731	727
Base case | Other Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	1,005	992
Base case | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	1,767	1,656
Base case | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	44	46
Downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	5,588	5,392
Downside | UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	1,502	1,434
Downside | Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	842	828
Downside | Other Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	1,075	1,056
Downside | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	2,124	2,027
Downside | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	45	47
Severe downside
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	10,070	9,652
Severe downside | UK mortgages
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	4,535	3,874
Severe downside | Credit cards
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	1,155	1,180
Severe downside | Other Retail
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	1,294	1,290
Severe downside | Commercial Banking
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	3,041	3,261
Severe downside | Other
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
Impact of economic scenario	£ 45	£ 47